Short Term Deposits	6 Months Ended
Jun. 30, 2024
Short Term Deposits [Abstract]
SHORT TERM DEPOSITS

NOTE 4 – SHORT TERM DEPOSITS

	June 30,	December 31,
(in thousands)	2024	2023

Bank deposits in U.S.$ (annual average interest rates 5.86% and 6.195%)	$9,652	$6,240
Bank deposits in NIS (annual average interest rates 4.317% and 4.568%)	12,543	20,267
Total short-term deposits	$22,195	$26,507